Financial Statement Schedule I Condensed Financial Information of Parent Company Balance Sheets (Parenthetical) (Details) - $ / shares	Dec. 31, 2024	Dec. 31, 2023
Class A Ordinary Shares
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	1,300,000,000	1,300,000,000
Common stock, shares issued	327,406,202	328,901,755
Common stock, shares outstanding	327,406,202	328,901,755
Class B Ordinary Shares
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	158,453,168	100,000,000
Common stock, shares issued	116,906,336	58,453,168
Common stock, shares outstanding	116,906,336	58,453,168
Parent Company | Class A Ordinary Shares
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	1,300,000,000	1,300,000,000
Common stock, shares issued	327,406,202	328,901,755
Common stock, shares outstanding	327,406,202	328,901,755
Parent Company | Class B Ordinary Shares
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	158,453,168	100,000,000
Common stock, shares issued	116,906,336	58,453,168
Common stock, shares outstanding	116,906,336	58,453,168